Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
OPERATING ACTIVITIES
Loss for the period	$ (5,950)	$ (6,553)
Add items not affecting cash / adjustments:
Depreciation	46	61
Interest expense	1,650	2,524
Unrealized foreign exchange (loss)	221	(3)
Loss on fair value of derivatives and other instruments	(12)	558
Loss on repayment of debt and Convertible Notes	104	300
Stock compensation expense	1,284	1,607
Share of joint venture expenditures	253	343
Directors' fees paid in deferred share units	79	75
Write-off costs associated with prospecting right closures	223	0
Net change in non-cash working capital	(463)	(2,938)
Net cash flows from (used in) operating activities	(2,565)	(4,026)
FINANCING ACTIVITIES
Proceeds from issuance of equity	19,928	25,325
Equity issuance costs	(510)	(1,186)
Cash received from option exercises	21	668
Sprott Facility principal repayments	(9,400)	(8,670)
Sprott Facility interest paid	(293)	(982)
Convertible note interest paid	(826)	(693)
Costs associated with repayment of debt and Convertible Notes	(96)	0
Lease payments made	(45)	(45)
Share unit cash settlement	0	(191)
Cash received from Waterberg partners	226	665
Net cash flows from (used in) financing activities	9,005	14,891
INVESTING ACTIVITIES
Performance bonds	(24)	(23)
Investment in Lion	(253)	(350)
Expenditures incurred on Waterberg Project	(2,587)	(1,403)
Net cash flows from (used in) investing activities	(2,864)	(1,776)
Net increase in cash	3,576	9,089
Effect of foreign exchange on cash	(52)	(610)
Cash, beginning of period	6,059	1,308
Cash end of period	$ 9,583	$ 9,787